Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended
	Apr. 12, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Subsequent event, date		May 17, 2021
Subsequent Event [Member]
Subsequent Event [Line Items]
Total funding received	$ 125.0
Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Funding expected to be received	62.5
Subsequent Event [Member] | Bain Funding Agreement [Member]
Subsequent Event [Line Items]
Funding expected to be received	62.5
Subsequent Event [Member] | Nova Quest And Bain Funding Agreements [Member]
Subsequent Event [Line Items]
Payable on funding agreement	$ 531.3
Percentage of funding commitment	4.25%
Contractual obligation description repayment timing	earlier of FDA approval or May 1, 2025
Minimum [Member] | Subsequent Event [Member] | Nova Quest And Bain Funding Agreements [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	3.00%
Maximum [Member] | Subsequent Event [Member] | Nova Quest And Bain Funding Agreements [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	4.25%
Within 10 Business Days of Effective Date [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Total funding received	$ 31.3
Percentage of funding received	25.00%
First Anniversaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Funding expected to be received	$ 37.5
Percentage of funding received	30.00%
First Anniversaries [Member] | Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	12.50%
Second Anniversaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Funding expected to be received	$ 31.3
Percentage of funding expected to be received	25.00%
Second Anniversaries [Member] | Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	12.50%
Third Anniversaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Funding expected to be received	$ 25.0
Percentage of funding expected to be received	20.00%
Third Anniversaries [Member] | Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	12.50%
FDA Approval [Member] | Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Payable on funding agreement	$ 187.5
Percentage of funding commitment	1.50%
With in 30 Days of FDA Approval [Member | Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	50.00%
Fourth Anniversaries [Member] | Subsequent Event [Member] | Nova Quest Funding Agreement [Member]
Subsequent Event [Line Items]
Percentage of funding commitment	12.50%